SCHEDULE OF ESTIMATED USEFUL LIVES FOR SIGNIFICANT PROPERTY AND EQUIPMENT (Details)	Sep. 30, 2025		Dec. 31, 2024
Office, Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years		3 years
Office, Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years		5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years		7 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year	[1]	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years	[1]	10 years
Finite-Lived Intangible Assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	6 years		6 years
Finite-Lived Intangible Assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years		15 years

[1]	or the Lease term -whichever is less.